Condensed Consolidated Statements of Comprehensive Income - USD ($) $ in Thousands	3 Months Ended
	Mar. 31, 2018	Mar. 31, 2017
Net income	$ 41,399	$ 35,451
Other comprehensive (loss) income, net of tax:
Fair value adjustments to available-for-sale securities, net of tax	(964)	571
Comprehensive income	$ 40,435	$ 36,022